Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 85% Portfolio	Apr. 29, 2023
VIP FundsManager 85% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.01%)
Past 5 years	5.81%
Past 10 years	8.83%
VIP FundsManager 85% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(17.19%)
Past 5 years	5.55%
Past 10 years	8.61%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0903
Average Annual Return:
Past 1 year	(17.39%)
Past 5 years	5.75%
Past 10 years	8.67%